SUMMARY OF COMPONENTS OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,059,296	$ 873,773	$ 562,645
Accumulated depreciation	(584,230)	(446,742)	(274,239)
Property and equipment, net of accumulated depreciation	475,066	427,031	288,406
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,103	6,103	2,991
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,053,193	$ 867,670	$ 559,654